Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Operations And Comprehensive Income Loss
Revenue	$ 12,014	$ 16,054	$ 46,962	$ 25,144	$ 98,093	$ 30,368
Cost of Revenue	4,137	14,137	12,345	14,137	18,424	26,495
Gross Margin	7,877	1,917	34,617	11,007	79,669	3,873
Operating Expenses:
Professional fees	2,580	2,269	21,677	5,183	9,278	10,000
Salary and compensation - officer	4,137	4,327	12,345	13,189	17,476	35,171
Travel expenses					21,019	19,075
General and administrative expenses	224	5,792	7,708	25,347	7,056	8,487
Total Operating Expenses	6,941	12,388	41,730	43,719	54,829	72,733
Income (Loss) from Operations					24,840	(68,860)
Other (income) expense
Foreign currency transaction (gain) loss					(375)
Other (income) expense, net					(375)
Income (loss) before income tax provision	936	(10,471)	(7,113)	(32,712)	25,215	(68,860)
Income tax provision
Net Income (Loss)	936	(10,471)	(7,113)	(32,712)	25,215	(68,860)
Other Comprehensive Income (Loss):
Foreign currency translation gain (loss)	3,918	(392)	565	3,642	8,533	(494)
Comprehensive Income (Loss)	$ 4,854	$ (10,863)	$ (6,548)	$ (29,070)	$ 33,748	$ (69,354)
Net Income (Loss) Per Common Share - basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)
Weighted Average Common Shares Outstanding: - basic and diluted	5,700,000	5,700,000	5,700,000	5,282,380	5,387,642	5,000,000